Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Line Items]
Leasehold improvements	¥ 150,388	$ 23,114	¥ 138,813
Furniture, fixtures and equipment	106,061	16,301	85,469
Motor vehicles	83,309	12,804	49,940
Software	75,306	11,574	64,018
Property	53,266	8,188
Property, Plant and Equipment, Gross, Total	468,330	71,981	338,240
Accumulated depreciation	(191,385)	(29,415)	(129,856)
Property Plant And Equipment Net Excluding Construction In Progress, Total	276,945	42,566	208,384
Construction in progress	26,404	4,058	35,106
Property and equipment, net	¥ 303,349	$ 46,624	¥ 243,490